Impairment of Goodwill and Intangible Assets	12 Months Ended
Sep. 30, 2024
Impairment of Goodwill and Intangible Assets [Abstract]
Impairment of goodwill and intangible assets

6.      Impairment of goodwill and intangible assets

In the fourth quarter of 2024, the Company conducted two impairment tests: one on certain specific assets and one on its CGU.

These tests considered the assumptions of the strategic plan that was reviewed during the fourth quarter of 2024. This plan incorporated a significant shift out in the expected timing of future revenue for certain developed or acquired technologies, as well as an increase in the companies cost of capital as a result of the variability in the companies share price and other factors.

Specific assets level:

Through the review of its strategic plan, certain development costs and licenses were no longer expected to be used, and a test was performed at these assets level. These assets had a carrying amount of $3.7 million and were completely written-off, resulting in an impairment expense of the same amount.

CGU level:

The Company also performed a formal annual impairment test for its goodwill and intangible assets not yet available through the assessment of the recoverable amount of the CGU to which they belong.

The recoverable amount of the CGU has been determined based on its value-in-use. The value-in-use is calculated using cash flow projections from financial forecasts approved by senior management covering a five-year period. The projected cash flows have been updated to reflect a delay in the expected timing for implementation of LeddarTechs software. The pre-tax discount rate applied to cash flow projections is 40.75% and cash flows beyond the five-year period are extrapolated using a 2.5% growth rate. It was concluded that the fair value less costs of disposal did not exceed the value-in-use. As of September 30, 2024, as a result of this analysis, management has recognized a goodwill impairment charge of $7.3 million and an impairment charge on development costs of $58.3 million.

Key assumptions used in value in use calculations and sensitivity to changes in assumptions:

The calculation of value-in-use is most sensitive to the following assumptions:

•        Discount rate

•        Market share during the forecast period

•        Gross margin

•        Growth rate used to extrapolate cash flows beyond the forecast period

Discount rate — Discount rates represent the current market assessment of the risks specific to the CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the specific circumstances of the Company and its operating segment and is derived from its weighted average cost of capital (WACC). The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Company’s investors. The cost of debt is based on the interest-bearing borrowings the Company is obliged to service. Adjustments to the discount rate are made to factor in the specific amount and timing of the future tax flows in order to reflect a pre-tax discount rate.

Any rise or decrease in the pre-tax discount rate from the current level of 40.75% would result in a significant variation of the recognized impairment expense.

Market share assumption — When using industry data for growth rates (as noted below), these assumptions are important because management assesses how the Company’s position, relative to its competitors, might change over the forecast period. Management expects the Company’s share of the market to increase over the forecast period.

Although management expects the Company’s market share to increase over the forecast period, any increase or decline in the expected market share would result in a significant variance of the recognized impairment expense.

Gross margin — Gross margins are based on the expected values to be achieved at the beginning of the budget period. These are increased over the budget period for anticipated efficiency improvements.

Decreased demand can lead to a decline in the gross margin. Any increase or decrease in the gross margin would result in a significant variance of the recognized impairment expense.

Growth rate estimate — Rates are based on published industry research.

Management recognizes that the speed of technological change and the possibility of new entrants can have a significant impact on growth rate assumptions. The effect of new entrants is not expected to have an adverse impact on the forecasts but could yield a reasonably possible alternative to the estimated long-term growth rate of 2.5%. Any rise or reduction in the long-term growth rate would result in a significant variance of the recognized impairment expense.